Property and equipment, net - Summary of Property Plant and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 3,909	$ 4,711
Acquisitions	472	340
Adjustment of hyperinflation	144	107
Disposals/write-downs	(875)	(120)
Depreciation	(1,054)	(1,193)
Exchange rate effect	101	64
Ending balance	2,697	3,909
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8,300
Ending balance	6,401	8,300
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(4,391)
Ending balance	(3,704)	(4,391)
Leasehold Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,431	1,841
Acquisitions	87	16
Adjustment of hyperinflation	0	12
Disposals/write-downs	(264)	(120)
Depreciation	(301)	(428)
Exchange rate effect	152	110
Ending balance	1,105	1,431
Leasehold Improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,811
Ending balance	2,560	2,811
Leasehold Improvements [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,380)
Ending balance	(1,455)	(1,380)
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	151	161
Acquisitions	8	13
Adjustment of hyperinflation	0	0
Disposals/write-downs	(120)	0
Depreciation	(21)	(32)
Exchange rate effect	11	9
Ending balance	29	151
Machinery and equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	307
Ending balance	43	307
Machinery and equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(156)
Ending balance	(14)	(156)
Furniture and fixture [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	408	403
Acquisitions	93	56
Adjustment of hyperinflation	1	7
Disposals/write-downs	(134)	0
Depreciation	(67)	(72)
Exchange rate effect	(13)	14
Ending balance	288	408
Furniture and fixture [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	836
Ending balance	606	836
Furniture and fixture [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(428)
Ending balance	(318)	(428)
Computers and peripherals [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,919	2,306
Acquisitions	284	255
Adjustment of hyperinflation	143	88
Disposals/write-downs	(357)	0
Depreciation	(665)	(661)
Exchange rate effect	(49)	(69)
Ending balance	1,275	1,919
Computers and peripherals [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,346
Ending balance	3,192	4,346
Computers and peripherals [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,427)
Ending balance	$ (1,917)	$ (2,427)